Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
13.	BORROWINGS

Borrowings consist of the following:

In thousands of USD	At June 30, 2026	At December 31, 2025
Short-term borrowings
Bank loans (e)	26,000	26,000

Current portion of long-term borrowings
Bank loans	99	13

Long-term borrowings
November 2024 convertible senior notes (a)	63,439	194,572
June 2025 convertible senior notes (b)	364,912	364,045
November 2025 convertible senior notes (c)	389,023	388,098
February 2026 convertible senior notes (d)	364,109	-
Bank loans	971	468
Total long-term borrowings	1,182,454	947,183

Instruments settled during the year ended December 31, 2025

Promissory note

The Group issued a US$30.0 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. During the year ended December 31, 2023, the Group repaid US$7.0 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization completed in April 2023, the shares of the promissory note is convertible into was changed from the ordinary shares of Bitdeer to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. During the year ended December 31, 2024, the holder of promissory note converted principal amount of US$8.0 million for 1,086,070 Class A ordinary shares. Upon maturity in July 2025, the holder converted the remaining principal amount of US$15.0 million into 2,036,383 Class A ordinary shares, resulting in the full settlement of the promissory note.

No amount was outstanding as of June 30, 2026 and December 31, 2025. For the six months ended June 30, 2025, the effective interest rate is at 8.11% with interest expense on coupon interest amounting to US$0.6 million. No interest expense was recognized for the six months ended June 30, 2026.

August 2024 convertible senior notes

In August 2024, the Group issued US$172.5 million in aggregate principal amount of 8.5% Convertible Senior Notes due 2029 (the “August 2024 convertible senior notes”). The August 2024 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The August 2024 convertible senior notes accrued interest at a rate of 8.5% per annum, payable semi-annually in arrears on February 15 and August 15 of each year, beginning on February 15, 2025, and were scheduled to mature on August 15, 2029, unless earlier repurchased, redeemed or converted. At any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date, holders were able to convert their notes at their option, and the Group was able to settle the conversion using shares, cash or a combination thereof at its own discretion. The conversion rate was initially 117.0207 Class A ordinary shares per US$1,000 principal amount, and the number of Class A ordinary shares issuable upon conversion was subject to customary adjustments upon the occurrence of certain events, such as the interest make-whole conversion rate adjustment, or conversion upon a make-whole fundamental change, as defined in the agreement of the August 2024 convertible senior notes.

Under the interest make-whole conversion rate adjustment, holders were able to convert at any time during the period from, and including, the date that is six months after the last date of original issuance of the notes until the close of business on the business day immediately preceding August 1, 2027 (other than a conversion in connection with a make-whole fundamental change, a cleanup redemption or a tax redemption). During that period, the Group would increase the conversion rate per US$1,000 principal amount of notes to be converted by a number of additional Class A ordinary shares.

The Group was able to call the August 2024 convertible senior notes for redemption based on the terms and conditions specified in the agreement at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement, holders were able to require the Group to repurchase their notes at a cash repurchase price equal to the principal amount of the notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded in the August 2024 convertible senior notes met the criteria to be separated from the host contract and were recognized separately at fair value. The total proceeds received were first allocated to the fair value of the derivative liability, and the remaining proceeds were allocated to the host. The host was subsequently measured at amortized cost, and the derivative liability was measured at fair value, with changes in fair value recorded in the consolidated statements of operations and comprehensive income (loss). Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the August 2024 convertible senior notes. The August 2024 convertible senior notes were fully settled during the year ended December 31, 2025 and no amount was outstanding as of June 30, 2026 and December 31, 2025.

During the year ended December 31, 2025, there were 3 types of settlements of the August 2024 convertible senior notes:

-	During the six months ended June 30, 2025, the holders of the August 2024 convertible senior notes with aggregate principal amount of approximately US$14.4 million have converted their notes, in accordance with the terms specified in the August 2024 convertible senior notes, into 1,968,760 of the Group’s Class A ordinary shares, with no cash consideration.

-	During the six months ended June 30, 2025, the holders of the August 2024 convertible senior notes with aggregate principal amount of approximately US$75.7 million have exchanged their notes into 8,093,427 of the Group’s Class A ordinary shares and cash consideration of US$36.1 million, which included accrued interest. The exchange of notes was accounted as an extinguishment of the August 2024 convertible senior notes and resulted in a loss on extinguishment of convertible notes of US$16.2 million, included in Other losses, net in the consolidated statements of operations and comprehensive income (loss).

-	In September 2025, the Group redeemed the remaining outstanding US$7.7 million aggregate principal amount of its August 2024 convertible senior notes at a conversion rate of 127.9743 Class A ordinary shares per US$1,000 principal amount, adjusted pursuant to the agreement for a total of 985,400 Class A ordinary shares.

The following provides a summary of the interest expense arising from August 2024 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	-	3,841
Amortization of debt discount and issuance costs	-	2,627
Total (1)	-	6,468

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

(a)	November 2024 convertible senior notes

In November 2024, the Group issued US$400.0 million in aggregate principal amount of 5.25% Convertible Senior Notes due 2029 (the “November 2024 convertible senior notes”). The November 2024 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including the August 2024 convertible senior note, and effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries. In connection with the issuance of the November 2024 convertible senior notes, the Group entered into a zero-strike call option transaction (“Zero-Strike Call Option”) with Barclays Bank PLC (“Barclays”) to purchase an option to call for 14,298,480 Class A ordinary shares of the Group for approximately US$160.0 million in November 2024. The Zero-Strike Call Option expires on the 41st non-disrupted day following December 1, 2029, or earlier if Barclays requests early settlement. The settlement method of the Zero-Strike Call Option is physical settlement. The Group will receive the fixed number of Class A ordinary shares determined at the commencement date of the transaction upon expiration or for the portion thereof being settled early, provided that the Zero-Strike Call Option is exercised. The economic substance of the Zero-Strike Call Option is the same as a traditional forward repurchase contract. Because the Zero-Strike Call Option requires physical settlement, it is classified as a reduction from equity and included in additional paid-in capital without any subsequent remeasurement. If Zero-Strike Call Option is not yet exercised before expiration, the initial premium paid, which is recorded as a reduction from equity, will remain in equity.

The November 2024 convertible senior notes accrue interest at a rate of 5.25% per annum, payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2025. The November 2024 convertible senior notes will mature on December 1, 2029, unless earlier repurchased, redeemed or converted. Holders may convert their November 2024 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the November 2024 convertible senior notes, or any time after September 1, 2029, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 62.7126 Class A ordinary shares per US$1,000 principal amount of November 2024 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the November 2024 convertible senior notes.

On December 6, 2027 (the “specified repurchase date”), the holders of the November 2024 convertible senior notes may require the Group to repurchase all or a portion of their notes for cash, in principal amounts of US$1,000 or any integral multiple thereof. The repurchase price will be equal to 100% of the principal amount of the notes being repurchased, plus accrued and unpaid interest up to, but excluding, the specified repurchase date.

The Group is able to call for redemption of the November 2024 convertible senior notes based on the terms and conditions specified in the agreement of the November 2024 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the November 2024 convertible senior notes, holders may require the Group to repurchase their November 2024 convertible senior notes at a cash repurchase price equal to the principal amount of the November 2024 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the November 2024 convertible senior notes do not meet the criteria to be separated from the host contract. The conversion feature is eligible for an exception from derivative accounting because it is indexed to the Group’s own stock. Additionally, the equity classification requirements under ASC 815-40-25 are met. Therefore, the conversion feature should not be bifurcated. The convertible note is measured at amortized cost and is classified as noncurrent liabilities as of June 30, 2026 and December 31, 2025.

Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the November 2024 convertible senior notes.

In November 2025, the Group repurchased an outstanding US$200.0 million aggregate principal amount of its November 2024 convertible senior notes by way of cash consideration of US$119.3 million and 10,661,140 Class A ordinary shares through the registered direct offering.

During the six months ended June 30, 2026, the Group repurchased US$135.0 million aggregate principal amount of its November 2024 convertible senior notes for cash consideration of US$94.5 million in privately negotiated transactions, funded from the proceeds of the February 2026 convertible senior notes offering and a concurrent registered direct offering of 5,503,030 Class A ordinary shares at US$7.94 per share. The transaction was accounted for as an extinguishment of the November 2024 convertible senior notes, resulting in a loss on extinguishment of convertible notes of US$5.4 million, included in Other losses, net in the consolidated statements of operations and comprehensive income (loss). The carrying value of the notes extinguished was US$131.5 million.

The following table reconciles the carrying value of the November 2024 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	194,572
Amortized debt discount	338
Debt extinguishment	(131,471)
Balance at June 30, 2026	63,439

The estimated fair value of the convertible debt instrument was US$80.1 million and US$200.6 million, respectively, as of June 30, 2026 and December 31, 2025. The following provides a summary of the interest expense arising from November 2024 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	2,848	10,500
Amortization of debt discount and issuance costs	338	971
Total (1)	3,186	11,471

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

(b)	June 2025 convertible senior notes

In June 2025, the Group issued US$375.0 million in aggregate principal amount of 4.875% Convertible Senior Notes due 2031 (the “June 2025 convertible senior notes”). The June 2025 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including other convertible senior notes issued by the Group from time to time, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries. In connection with the issuance of the June 2025 convertible senior notes, the Group entered into a Zero-Strike Call Option with Barclays to purchase an option to call for 10,205,300 Class A ordinary shares of the Group for approximately US$129.6 million in June 2025. The Zero-Strike Call Option expires on the 41st non-disrupted day following July 1, 2031, or earlier if Barclays requests early settlement. The settlement method of the Zero-Strike Call Option is physical settlement. The Group will receive the fixed number of Class A ordinary shares determined at the commencement date of the transaction upon expiration or for the portion thereof being settled early, provided that the Zero-Strike Call Option is exercised. The economic substance of the Zero-Strike Call Option is the same as a traditional forward repurchase contract. Because the Zero-Strike Call Option requires physical settlement, it is classified as a reduction from equity and included in additional paid-in capital without any subsequent remeasurement. If Zero-Strike Call Option is not yet exercised before expiration, the initial premium paid, which is recorded as a reduction from equity, will remain in equity.

The June 2025 convertible senior notes accrue interest at a rate of 4.875% per annum, payable semi-annually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The June 2025 convertible senior notes will mature on July 1, 2031, unless earlier repurchased, redeemed or converted. Holders may convert their June 2025 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the June 2025 convertible senior notes, or any time after April 1, 2031, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 62.9921 Class A ordinary shares per US$1,000 principal amount of June 2025 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the June 2025 convertible senior notes.

On July 6, 2029 (the “specified repurchase date”), the holders of the June 2025 convertible senior notes may require the Group to repurchase all or a portion of their notes for cash, in principal amounts of US$1,000 or any integral multiple thereof. The repurchase price will be equal to 100% of the principal amount of the notes being repurchased, plus accrued and unpaid interest up to, but excluding, the specified repurchase date.

The Group is able to call for redemption of the June 2025 convertible senior notes based on the terms and conditions specified in the agreement of the June 2025 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the June 2025 convertible senior notes, holders may require the Group to repurchase their June 2025 convertible senior notes at a cash repurchase price equal to the principal amount of the June 2025 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the June 2025 convertible senior notes do not meet the criteria to be separated from the host contract. The conversion feature is eligible for an exception from derivative accounting because it is indexed to the Group’s own stock. Additionally, the equity classification requirements under ASC 815-40-25 are met. Therefore, the conversion feature should not be bifurcated. The convertible note is measured at amortized cost and is classified as noncurrent liabilities as of June 30, 2026.

Unamortized debt discount and transaction costs were reported as a direct deduction from the face amount of the June 2025 convertible senior notes.

The following table reconciles the carrying value of the June 2025 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	364,045
Amortized debt discount	867
Balance at June 30, 2026	364,912

The estimated fair value of the convertible debt instrument was US$455.5 million and US$362.3 million, respectively, as of June 30, 2026 and December 31, 2025. The following provides a summary of the interest expense arising from June 2025 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	9,141	406
Amortization of debt discount and issuance costs	867	19
Total (1)	10,008	425

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

(c)	November 2025 convertible senior notes

In November 2025, the Group issued US$400.0 million in aggregate principal amount of 4.00% Convertible Senior Notes due 2031 (the “November 2025 convertible senior notes”). The November 2025 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including other convertible senior notes issued by the Group from time to time, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The November 2025 convertible senior notes accrue interest at a rate of 4.00% per annum, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on May 15, 2026. The November 2025 convertible senior notes will mature on November 15, 2031, unless earlier repurchased, redeemed or converted. Holders may convert their November 2025 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the November 2025 convertible senior notes, or any time after August 15, 2031, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 56.2635 Class A ordinary shares per US$1,000 principal amount of November 2025 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the November 2025 convertible senior notes.

On November 20, 2029 (the “specified repurchase date”), the holders of the November 2025 convertible senior notes may require the Group to repurchase all or a portion of their notes for cash, in principal amounts of US$1,000 or any integral multiple thereof. The repurchase price will be equal to 100% of the principal amount of the notes being repurchased, plus accrued and unpaid interest up to, but excluding, the specified repurchase date.

The Group is able to call for redemption of the November 2025 convertible senior notes based on the terms and conditions specified in the agreement of the November 2025 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the November 2025 convertible senior notes, holders may require the Group to repurchase their November 2025 convertible senior notes at a cash repurchase price equal to the principal amount of the November 2025 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the November 2025 convertible senior notes do not meet the criteria to be separated from the host contract. The conversion feature is eligible for an exception from derivative accounting because it is indexed to the Group’s own stock. Additionally, the equity classification requirements under ASC 815-40-25 are met. Therefore, the conversion feature should not be bifurcated. The convertible note is measured at amortized cost and is classified as noncurrent liabilities as of June 30, 2026 and December 31, 2025.

In connection with the issuance of the November 2025 convertible senior notes, the Group entered into privately negotiated capped call transactions with certain financial institutions. The capped call transactions are expected generally to reduce the potential dilution to the Group’s shareholders upon conversion of the November 2025 convertible senior notes and/or offset any cash payments the Group may be required to make in excess of the principal amount of converted November 2025 convertible senior notes, as applicable, with such reduction and/or offset subject to a cap price.

The capped call transactions are separate transactions entered into by the Group and are not part of the terms of the November 2025 convertible senior notes. Holders of the November 2025 convertible senior notes do not have any rights with respect to the capped call transactions. The Group evaluated the capped call transactions under ASC 815, including the guidance on contracts indexed to, and potentially settled in, the Group’s own equity. The Group determined that the capped call transactions are indexed to the Group’s own shares and meet the criteria for classification in shareholders’ equity. Accordingly, the capped call transactions are not accounted for as derivative instruments. The premium paid of US$35.4 million for the capped call transactions was recorded as a reduction of additional paid-in capital within shareholders’ equity and will not be subsequently remeasured, provided the capped call transactions continue to meet the requirements for equity classification.

The following table reconciles the carrying value of the November 2025 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Balance at January 1, 2026	388,098
Amortized debt discount	925
Balance at June 30, 2026	389,023

The estimated fair value of the convertible debt instrument was US$439.2 million and US$346.4 million, respectively, as of June 30, 2026 and December 31, 2025. The following provides a summary of the interest expense arising from November 2025 convertible senior notes.

	Six months ended June 30,
In thousands of USD	2026	2025
Coupon interest	8,000	-
Amortization of debt discount and issuance costs	925	-
Total (1)	8,925	-

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

(d)	February 2026 convertible senior notes

In February 2026, the Group issued US$375.0 million in aggregate principal amount of 5.00% Convertible Senior Notes due 2032 (the “February 2026 convertible senior notes”). The February 2026 convertible senior notes are senior and unsecured obligations of the Group. The notes rank senior in right of payment to all of the Group’s indebtedness that is expressly subordinated in right of payment to the notes, equal in right of payment with all of the Group’s liabilities that are not so subordinated, including other convertible senior notes issued by the Group from time to time, effectively junior to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and structurally junior to all indebtedness and other liabilities, including trade payables, of the Group’s subsidiaries.

The February 2026 convertible senior notes accrue interest at a rate of 5.00% per annum, payable semi-annually in arrears on March 1 and September 1 of each year, beginning on September 1, 2026. The February 2026 convertible senior notes will mature on March 1, 2032, unless earlier repurchased, redeemed or converted. Holders may convert their February 2026 convertible senior notes at their option upon satisfaction of certain conditions as defined in the conversion privilege section of the agreement of the February 2026 convertible senior notes, or any time after December 1, 2031, and prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The Group is able to settle the conversion using shares, cash or a combination at its own discretion. The initial conversion rate is 100.7557 Class A ordinary shares per US$1,000 principal amount of February 2026 convertible senior notes, and the number of Class A ordinary shares issuable upon conversion is subject to customary adjustments upon the occurrence of certain events, such as the conversion upon a make-whole fundamental change, as defined in the agreement of the February 2026 convertible senior notes.

The Group is able to call for redemption of the February 2026 convertible senior notes based on the terms and conditions specified in the agreement of the February 2026 convertible senior notes at a redemption price equal to the principal amount of the notes to be redeemed, plus any accrued and unpaid interest. In addition, upon the occurrence of a fundamental change, as defined in the agreement of the February 2026 convertible senior notes, holders may require the Group to repurchase their February 2026 convertible senior notes at a cash repurchase price equal to the principal amount of the February 2026 convertible senior notes to be repurchased, plus accrued and unpaid interest.

The conversion features embedded to the February 2026 convertible senior notes do not meet the criteria to be separated from the host contract. The conversion feature is eligible for an exception from derivative accounting because it is indexed to the Group’s own stock. Additionally, the equity classification requirements under ASC 815-40-25 are met. Therefore, the conversion feature should not be bifurcated. The convertible note is measured at amortized cost and is classified as noncurrent liabilities as of June 30, 2026.

In connection with the issuance of the February 2026 convertible senior notes, the Group entered into privately negotiated capped call transactions with certain financial institutions. The capped call transactions are expected generally to reduce the potential dilution to the Group’s shareholders upon conversion of the February 2026 convertible senior notes and/or offset any cash payments the Group may be required to make in excess of the principal amount of converted February 2026 convertible senior notes, as applicable, with such reduction and/or offset subject to a cap price.

The capped call transactions are separate transactions entered into by the Group and are not part of the terms of the February 2026 convertible senior notes. Holders of the February 2026 convertible senior notes do not have any rights with respect to the capped call transactions. The Group evaluated the capped call transactions under ASC 815, including the guidance on contracts indexed to, and potentially settled in, the Group’s own equity. The Group determined that the capped call transactions are indexed to the Group’s own shares and meet the criteria for classification in shareholders’ equity. Accordingly, the capped call transactions are not accounted for as derivative instruments. The premium paid of US$33.7 million for the capped call transactions was recorded as a reduction of additional paid-in capital within shareholders’ equity and will not be subsequently remeasured, provided the capped call transactions continue to meet the requirements for equity classification.

The following table reconciles the carrying value of the February 2026 convertible senior notes for the six months ended June 30, 2026:

In thousands of USD
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,275)
Amortized debt discount	384
Balance at June 30, 2026	364,109

The following provides a summary of the interest expense arising from February 2026 convertible senior notes.

Six months ended June 30,
In thousands of USD	2026
Coupon interest	6,510
Amortization of debt discount and issuance costs	384
Total (1)	6,894

(1)	A portion of the interest expense is capitalized into property, plant and equipment.

Maturities on long-term borrowings are as follows:

At June 30,
In thousands of USD	2026
2026	13
2027	14
2028	29
2029	65,031
2030 and later	1,150,971
Total	1,216,058

(e)	Short-term bank loans

In September 2025, the Group entered into a banking facility arrangement with a Singapore financial institution for an aggregate loan principal amount of US$26.0 million. Drawdowns under the facility are used to finance the Group’s payment obligations to suppliers and are unsecured. As of June 30, 2026 and December 31, 2025, the facility was fully drawn and the outstanding balance of US$26.0 million was presented within current borrowings. The loan bears interest at 10.31% per annum and matured in July 2026. Interest expense amounted to US$1.3 million and US$0.5 million for the six months ended June 30, 2026 and 2025, respectively. Refer to Note 24 for the repayment of the facility and the subsequent drawdowns in July 2026.